Investment Strategy - Defiance S&P Accelerator ETF	Sep. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed ETF that seeks to achieve its investment objective through exposure to a broad universe of large-capitalization U.S. equity securities while extending such exposure to select recently public companies that are not yet represented in the large-cap equity universe due primarily to post-listing seasoning or other eligibility requirements (the “Strategy”). Under normal market conditions, the Strategy will invest in a portfolio consisting of exposure to equity securities of companies included in the S&P 500® Index and exchange-traded funds (“ETFs”) that track the S&P 500® Index and a supplemental basket of recently listed U.S. companies to the extent suitable recently public companies are available.

The S&P 500® Index consists of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance as determined by S&P Dow Jones Indices LLC.

The recently listed companies (generally those listed within the past twelve months or less) are selected using an actively managed process designed to identify issuers that satisfy, or are expected to satisfy, the market capitalization, liquidity, public float, and other eligibility characteristics commonly associated with inclusion in the S&P 500® Index, but that have not yet met applicable seasoning or certain other listing requirements following their initial public offering. The Adviser selects recently listed companies that, in its judgment, are approaching eligibility for inclusion in the S&P 500® Index. Each company considered for the sleeve must be domiciled in the United States and listed on the New York Stock Exchange or the Nasdaq Stock Market. Beyond these requirements, the Adviser evaluates whether a company generally exhibits most of the market capitalization, float, liquidity, and financial characteristics consistent with S&P 500 Index eligibility standards but has not yet satisfied all of the index’s minimum listing requirements, such as, for example, the post-listing seasoning requirement. The Adviser applies this assessment at the time of initial selection and monitors holdings on an ongoing basis, and its selections are intended to represent an opportunistic complement to the core S&P 500® Index exposure.

Portfolio holdings are generally weighted based on market capitalization, resulting in exposure that reflects the relative size of the underlying companies. The portfolio is reviewed and rebalanced periodically in a manner intended to align the Fund’s holdings consistent with its core S&P 500® Index exposure while incorporating opportunistically any additions, deletions, and adjustments associated with the strategy’s recently listed company sleeve. The Strategy may obtain its investment exposure through direct investments in equity securities, investments in ETFs that provide exposure to large-cap U.S. equities, and derivative instruments, including options and swap agreements, that provide economic exposure to such securities or ETFs.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide direct or indirect exposure to the S&P 500® Index, including equity securities of companies included in the S&P 500® Index and ETFs that track the S&P 500® Index. The remaining up to 20% of the Fund’s net assets may be invested to provide direct or indirect exposure to securities of recently listed companies not yet eligible for S&P 500® Index inclusion and selected by the Adviser as described above. The Fund expects that the recently listed company sleeve of the portfolio will consist of exposure to between zero and 10 companies at any given time, although the number of investments represented by the sleeve may vary depending on available investment opportunities.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will concentrate its investments (invest more than 25% of its assets) in the securities of a particular industry or group of related industries to the same extent as the S&P 500® Index. As of the date of this Prospectus, issuers in the information technology sector represented significant portions of the Index.

The Fund’s investment strategy is expected to result in a moderate annual portfolio turnover rate .

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments that provide direct or indirect exposure to the S&P 500® Index, including equity securities of companies included in the S&P 500® Index and ETFs that track the S&P 500® Index.